CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Thousands, $ in Thousands	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Current assets
Cash and cash equivalents	€ 281,040	€ 190,867	€ 89,897
Restricted cash — current	1,692	1,692	786
Research and development incentive receivables — current	301	158	163
Financial assets — current	283,529	168,907	6,831
Prepaid expenses	2,995	2,338	2,146
Trade and other receivables	2,886	2,842	1,970
Total current assets	572,443	366,804	101,793
Noncurrent assets
Restricted cash — non-current	251	256	1,149
Research and development incentive receivables — non-current	4,883	3,033	2,046
Other non-current assets		125
Financial assets — non-current	1	1	1
Property, plant and equipment	824	676	766
Intangible assets	56	13	17
Total non-current assets	6,015	4,104	3,979
TOTAL ASSETS	578,458	370,908	105,772
Equity
Share capital	3,597	3,217	2,012
Share premium	673,454	430,518	126,358
Accumulated losses	(169,603)	(100,568)	(72,492)
Other reserves	30,947	11,764	7,496
Total equity	538,395	344,931	63,374
Non-current liabilities	7	1,460	10,071
Provisions for employee benefits	7	25	1
Deferred revenue — non-current		1,435	10,070
Current liabilities	40,056	24,517	32,327
Trade and other payables	37,072	15,285	12,191
Tax liabilities	823	597
Deferred revenue - current	2,161	8,635	20,136
Total liabilities	40,063	25,977	42,398
TOTAL EQUITY AND LIABILITIES	€ 578,458	€ 370,908	€ 105,772